UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2013

California Tax-Free Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 96.9%				$272,042,992

(Cost $248,325,125)

California 88.1%				247,365,077

ABAG Finance Authority for Nonprofit Corps.
Institute on Aging (D)	5.650	08/15/38	$1,000,000	1,096,590
ABAG Finance Authority for Nonprofit Corps.
Sharp Healthcare	6.250	08/01/39	1,000,000	1,185,400
Anaheim Certificates of Participation
Convention Center (D) (P)	11.769	07/16/23	2,000,000	2,018,200
Anaheim Public Financing Authority
Public Improvement Project, Series C (D) (Z)	Zero	09/01/18	3,000,000	2,654,010
Antioch Public Financing Authority, Series B	5.850	09/02/15	820,000	822,386
Bay Area Toll Authority
San Francisco Bay Area	5.000	04/01/31	1,000,000	1,178,120
Belmont Community Facilities
Library Project, Series A (D)	5.750	08/01/24	1,000,000	1,261,770
California County Tobacco Securitization Agency
Fresno County Funding Corp.	6.000	06/01/35	1,765,000	1,761,576
California County Tobacco Securitization Agency
Kern County Corp., Series A	6.125	06/01/43	5,000,000	4,989,850
California County Tobacco Securitization Agency
Public Improvements	5.250	06/01/21	4,465,000	4,502,104
California County Tobacco Securitization Agency
Stanislaus Funding, Series A	5.500	06/01/33	785,000	788,187
California Educational Facilities Authority
College and University Financing Project	5.000	02/01/26	4,525,000	4,461,332
California Educational Facilities Authority
Woodbury University	5.000	01/01/25	1,800,000	1,825,164
California Educational Facilities Authority
Woodbury University	5.000	01/01/30	2,000,000	2,020,180
California Health Facilities Financing
Kaiser Permanente, Series A	5.250	04/01/39	2,500,000	2,751,450
California Health Facilities Financing Authority
Catholic Healthcare West, Series G	5.250	07/01/23	1,000,000	1,053,240
California Health Facilities Financing Authority
Providence Health and Services, Series C	6.500	10/01/33	1,000,000	1,212,730
California Health Facilities Financing Authority
Scripps Health, Series A	5.000	11/15/36	1,000,000	1,095,900
California Infrastructure & Economic Development Bank
California Independent System Operator, Series A	6.250	02/01/39	2,000,000	2,175,260
California Infrastructure & Economic Development Bank
Performing Arts Center	5.000	12/01/27	500,000	540,600
California Pollution Control Financing Authority
Waste Management Inc., Series C, AMT (P)	5.125	11/01/23	2,000,000	2,139,680
California State Public Works Board
Department of Corrections, Series A (D)	5.000	12/01/19	5,000,000	5,661,900
California State Public Works Board
Department of Corrections, Series C	5.500	06/01/18	5,000,000	5,196,100
California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	2,000,000	2,440,000
California State Public Works Board
Various Capital Project, Series A	5.000	04/01/37	1,000,000	1,097,130
California State Public Works Board
Various Capital Project, Series G	5.000	11/01/37	1,000,000	1,102,300

1

California Tax-Free Income Fund

As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

California State University Revenue
College and University Revenue, Series A	5.250	11/01/34	$1,000,000	$1,138,610
California Statewide Communities Development Authority
American Baptist Homes West	6.250	10/01/39	2,000,000	2,274,520
California Statewide Communities Development Authority
Kaiser Permanente, Series A	5.000	04/01/42	2,000,000	2,253,400
California Statewide Communities Development Authority
Senior Living of Southern California	7.250	11/15/41	1,700,000	1,952,229
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10/01/38	2,000,000	2,030,000
California Statewide Communities Development Authority
University of California - Irvine	5.750	05/15/32	1,230,000	1,336,949
California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05/01/37	2,500,000	2,499,775
California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05/01/37	4,000,000	4,000,240
Capistrano Unified School District
No. 90-2 Talega	5.875	09/01/23	500,000	505,425
Capistrano Unified School District
No. 90-2 Talega	6.000	09/01/33	750,000	756,150
Center Unified School District, Series C (D)(Z)	Zero	09/01/16	2,145,000	2,035,648
Cloverdale Community Development Agency	5.500	09/01/38	3,000,000	2,676,450
Contra Costa County Public Financing Authority, Series A (D)	5.000	06/01/28	1,230,000	1,232,042
Corona Community Facilities District
No. 97-2	5.875	09/01/23	975,000	984,107
East Side Union High School District-Santa Clara County (D)	5.250	09/01/24	2,500,000	3,148,750
Folsom Public Financing Authority, Series B	5.125	09/01/26	1,000,000	1,026,880
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/25	6,615,000	3,281,966
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/36	30,000,000	7,611,600
Fresno Sewer Revenue, Series A-1 (D)	5.250	09/01/19	1,000,000	1,138,120
Golden State Tobacco Securitization Corp.
Escrowed to Maturity, Series 2003 A-1	6.250	06/01/33	1,495,000	1,518,382
Golden State Tobacco Securitization Corp.,
Series A (D)	5.000	06/01/35	13,750,000	14,434,750
Inglewood Unified School District (D)	5.250	10/15/26	5,000,000	5,796,800
Kern County, Capital Improvements Project, Series A (D)	5.750	08/01/35	1,000,000	1,130,270
Laguna Salada Union School District, Series C (D)(Z)	Zero	08/01/26	1,000,000	614,840
Lancaster School District
School Improvements (D) (Z)	Zero	04/01/19	1,730,000	1,507,297
Lancaster School District
School Improvements (D) (Z)	Zero	04/01/22	1,380,000	1,039,582
Lee Lake Water District Community Facilities District No: 2
Montecito Ranch	6.125	09/01/27	1,200,000	1,219,884
Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05/15/18	2,660,000	3,285,339
Long Beach Special Tax Community Facilities,
District 6-Pike Project	6.250	10/01/26	2,480,000	2,482,654
Los Angeles Community College District
2008 Election, Series A	6.000	08/01/33	4,000,000	4,997,040
Los Angeles Community Facilities District No: 3
Cascades Business Park	6.400	09/01/22	655,000	663,260
Los Angeles County Public Works Financing Authority
Multiple Capital Projects II	5.000	08/01/42	1,000,000	1,122,930

2

California Tax-Free Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

Los Angeles Department of Water & Power
Power Systems, Series B	5.000	07/01/43	$5,900,000	$6,797,744
Los Angeles Department of Water & Power
Series B	5.000	07/01/43	1,000,000	1,152,160
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500	11/01/39	2,500,000	3,520,125
Modesto Community Facilities District No: 4-1	5.100	09/01/26	3,000,000	3,061,710
Northern California Power Agency
California - Oregon Transportation Project, Series A (D)	7.000	05/01/13	35,000	35,380
Orange County Improvement Bond Act 1915, Series B	5.750	09/02/33	1,365,000	1,375,238
Oxnard Community Facilities District: No. 3
Seabridge	5.000	09/01/35	1,490,000	1,507,239
Paramount Unified School District, Series B (D)(Z)	Zero	09/01/25	4,735,000	2,956,865
Pasadena California Certificates Participation Refunding Old
Pasadena Parking Facility Project	6.250	01/01/18	525,000	594,573
Ripon Redevelopment Agency
Ripon Community Redevelopment Project (D)	4.750	11/01/36	1,540,000	1,518,363
San Bernardino County
Capital Facilities Project, Escrowed to Maturity, Series B	6.875	08/01/24	350,000	496,279
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	5,910,000	6,194,212
San Bruno Park School District
School Improvements, Series B (D) (Z)	Zero	08/01/21	1,015,000	808,376
San Diego Public Facilities Financing Authority
Lease Revenue	5.250	03/01/40	1,000,000	1,118,870
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	1,000,000	1,001,040
San Diego Redevelopment Agency
City Heights, Series A	5.800	09/01/28	1,395,000	1,396,144
San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09/01/17	1,600,000	1,353,520
San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09/01/18	1,700,000	1,344,649
San Diego Unified School District, Election of 1998, Series A
(D)(Z)	Zero	07/01/21	2,500,000	1,997,200
San Francisco City & County Redevelopment Agency
Department of General Services Lease, No. 6, Mission Bay
South, Series A	5.150	08/01/35	1,250,000	1,274,175
San Francisco City & County Redevelopment Agency
Mission Bay South Redevelopment, Series D	7.000	08/01/41	1,000,000	1,157,120
San Francisco City & County Redevelopment Financing
Authority
Mission Bay South Redevelopment, Series D	6.625	08/01/39	1,000,000	1,114,080
San Francisco City & County Redevelopment Financing
Authority
San Francisco Redevelopment Projects, Series B	6.625	08/01/39	700,000	815,241
San Francisco State Building Authority, Series A	5.000	10/01/13	475,000	488,314
San Joaquin County
County Administration Building (D)	5.000	11/15/29	2,965,000	3,148,622
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/14	5,000,000	4,984,450
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/22	6,500,000	5,489,575
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750	01/15/21	5,000,000	4,999,600

3

California Tax-Free Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

San Mateo County Joint Power Authority (D)	5.000	07/01/21	$1,815,000	$2,119,702
Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/19	1,790,000	2,131,568
Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/24	10,000,000	11,662,000
Santa Fe Springs Community Development Commission
Construction Redevelopment Project, Series A (D) (Z)	Zero	09/01/20	1,275,000	968,414
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	2,000,000	2,366,940
State of California	5.000	02/01/38	3,000,000	3,388,950
State of California	5.000	09/01/41	1,500,000	1,680,735
State of California	5.000	10/01/41	2,000,000	2,242,960
State of California	5.000	09/01/42	1,000,000	1,131,670
State of California
Public Improvements	5.125	04/01/23	2,000,000	2,103,300
State of California
Recreation Facilities and School Improvements	6.500	04/01/33	5,000,000	6,267,950
State of California
Water, Utility and Highway Improvements	5.250	03/01/30	2,000,000	2,360,020
Torrance Hospital Revenue
Torrance Memorial Medical Center, Series A	5.500	06/01/31	2,000,000	2,004,980
Tuolumne Wind Project Authority
Tuolumne County Project, Series A	5.625	01/01/29	1,000,000	1,159,690
Vallejo Sanitation & Flood Control District (D)	5.000	07/01/19	1,742,000	1,815,216
West Covina Redevelopment Agency
Fashion Plaza	6.000	09/01/22	3,000,000	3,533,070

Puerto Rico 8.8%				24,677,915

Commonwealth of Puerto Rico	6.500	07/01/15	6,000,000	6,489,720
Commonwealth of Puerto Rico
Public Improvement, Series A	5.500	07/01/39	1,500,000	1,536,195
Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07/01/41	5,000,000	5,259,800
Commonwealth of Puerto Rico, Series A	5.375	07/01/33	1,250,000	1,265,225
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,750,000	1,952,475
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07/01/37	1,000,000	973,620
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series A (D)	5.000	07/01/38	80,000	78,864
Puerto Rico Highway & Transportation Authority
Prerefunded, Series Z (D)	6.250	07/01/14	940,000	1,015,623
Puerto Rico Highway & Transportation Authority
Unrefunded, Series Z (D)	6.250	07/01/14	2,310,000	2,426,678
Puerto Rico Industrial Tourist Education Medical &
Environment Authority
Hospital de la Concepcion	6.500	11/15/20	500,000	502,685
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	3,177,030

4

California Tax-Free Income Fund
As of 2-28-13 (Unaudited)

	Maturity
Rate (%)	date	Par value	Value

Short-Term Investments 2.1%			$6,072,000

(Cost $6,072,000)

Repurchase Agreement 2.1%
Repurchase Agreement with State Street Corp. dated 2-28-13 at
0.010% to be repurchased at $6,072,002 on 3-1-13, collateralized by $4,715,000 U.S Treasury Bond, 4.625% due 2-5-40 (valued at
$6,194,793, including interest)		$6,072,000	6,072,000

Total investments (Cost $254,397,125)† 99.0%			$278,114,992

Other assets and liabilities, net 1.0%			$2,699,913

Total net assets 100.0%			$280,814,905

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	2.9%
Assured Guaranty Corp.	0.4%
Assured Guaranty Municipal Corp.	6.1%
California Mortgage Insurance	0.4%
Financial Guaranty Insurance Company	5.2%
National Public Finance Guarantee Corp.	16.2%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $252,591,800. Net unrealized appreciation aggregated $25,523,192, of which $25,834,627 related to appreciated investment securities and $311,435 related to depreciated investment securities.

5

California Tax-Free Income Fund
As of 2-28-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

53Q3 2/13
4/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	April 22, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 22, 2013